Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Depreciable Life - Years

Leasehold improvements	Shorter of estimated lease term or 10 years
Furniture and fixtures	7 years
Computer equipment and software	5 years

Schedule of revenue from contracts with customers
Customer Type	2021	2020
Enterprise	$553,703	$-
K12	67,895	-
University	52,982	59,749
Total	$674,580	$59,749

Schedule of contract liabilities
	2021	2020
Opening balance	$380,000	$-
Billings	627,780	439,749
Less revenue recognized from continuing operations (net of cancellations):	(674,580)	(59,749)
Closing balance	$333,200	$380,000